Note 11 - Lease (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Lease, Expense	$ 816	$ 548	$ 200
UNITED STATES
Lessee, Operating Lease, Remaining Lease Term (Year)	4 years
CHINA
Lessee, Operating Lease, Remaining Lease Term (Year)	244 days